UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22930

USCF ETF TRUST

(Exact name of registrant as specified in charter)

1999 Harrison Street, Suite 1530, Oakland, California 94612

(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart P. Crumbaugh

1999 Harrison Street, Suite 1530

Oakland, California 94612

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULES OF INVESTMENTS

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At March 31, 2017

	% of Total Net Assets	Shares	Market Value
Common Stocks	99.8%
Auto Components	6.5%
Gentex Corp./MI	3.2%	6,102	$130,156
Magna International, Inc.	3.3%	3,029	130,732
			260,888

Banks	9.8%
First Business Financial Services, Inc.	3.4%	5,158	133,902
Home BancShares, Inc./AR	3.2%	4,739	128,285
Lakeland Financial Corp.	3.2%	3,007	129,662
			391,849

Building Products	3.3%
AO Smith Corp.	3.3%	2,552	130,560

Capital Markets	3.3%
Intercontinental Exchange, Inc.	3.3%	2,182	130,636

Chemicals	6.5%
CF Industries Holdings, Inc.	3.2%	4,379	128,524
PPG Industries, Inc.	3.3%	1,261	132,506
			261,030

Diversified Telecommunication Services	3.3%
Nippon Telegraph & Telephone Corp. ADR	3.3%	3,068	131,433

Electric Utilities	3.4%
Alliant Energy Corp.	3.4%	3,404	134,832

Electronic Equipment, Instruments & Components	6.7%
Amphenol Corp. - Class A	3.3%	1,865	132,732
Badger Meter, Inc.	3.4%	3,666	134,725
			267,457
Food Products	9.7%
Cal-Maine Foods, Inc.	3.1%	3,395	124,936
Hain Celestial Group, Inc. (The)(a)	3.3%	3,577	133,064

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At March 31, 2017

	% of Total Net Assets	Shares	Market Value
Food Products (continued)	9.7%
Hormel Foods Corp.	3.3%	3,808	$131,871
			389,871
Gas Utilities	3.4%
New Jersey Resources Corp.	3.4%	3,457	136,897

Health Care Providers & Services	3.4%
Ensign Group, Inc. (The)	3.4%	7,147	134,364

Hotels, Restaurants & Leisure	3.5%
Starbucks Corp.	3.5%	2,384	139,202

Household Products	3.3%
Church & Dwight Co., Inc.	3.3%	2,651	132,205

Insurance	7.0%
AmTrust Financial Services, Inc.	3.6%	7,912	146,056
Navigators Group, Inc. (The)	3.4%	2,474	134,338
			280,394

Machinery	3.4%
Toro Co. (The)	3.4%	2,153	134,476

Media	3.3%
Comcast Corp. - Class A	3.3%	3,551	133,482

Pharmaceuticals, Biotechnology & Life Sciences	3.4%
AstraZeneca PLC ADR	3.4%	4,335	134,992

Professional Services	3.3%
Exponent, Inc.	3.3%	2,237	133,213

Road & Rail	3.4%
Union Pacific Corp.	3.4%	1,266	134,095

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At March 31, 2017

	% of Total Net Assets	Shares	Market Value
Software	3.3%
Open Text Corp.	3.3%	3,905	$132,809

Textiles, Apparel & Luxury Goods	6.6%
Columbia Sportswear Co.	3.4%	2,313	135,889
NIKE, Inc. - Class B	3.2%	2,268	126,396
			262,285

Total Common Stocks (Cost $3,888,273)	99.8%		3,986,970
		Face Amount
Short-Term Investment	0.1%
Time Deposit	0.1%
Brown Brothers Harriman & Co., 0.41% due 04/03/2017	0.1%	$4,642	$4,642
Total Short-Term Investment (Cost $4,642)	0.1%		4,642

Total Investments (Cost $3,892,915)(b)	99.9%		3,991,612
Other Assets in Excess of Liabilities	0.1%		2,525
Total Net Assets	100.0%		$3,994,137

ADR – American Depositary Receipts

(a)	Non income producing security.
(b)	The aggregate cost of investments for tax purposes was $3,892,915. The net unrealized appreciation was $98,697 which consisted of aggregate gross unrealized appreciation of $323,513 and aggregate gross unrealized depreciation of $224,816.

Summary of Investments by Country^
United States	86.6%
Canada	6.6
United Kingdom	3.4
Japan	3.3
Short-Term Investment	0.1
100.0%

Summary of Investments by Sector^
Financials	20.1%
Consumer Discretionary	19.9
Industrials	13.4
Consumer Staples	13.1
Information Technology	10.0
Utilities	6.8
Health Care	6.8
Materials	6.5
Telecommunication Services	3.3
Short-Term Investment	0.1
100.0%

^As a percentage of total investments. All stocks are listed on U.S. Exchanges.

USCF ETF TRUST

USCF Restaurant Leaders Fund

Schedule of Investments (Unaudited)

At March 31, 2017

	% of Total Net Assets	Shares	Market Value
Common Stocks	99.8%
Hotels, Restaurants & Leisure	99.8%
Arcos Dorados Holdings, Inc. - Class A(a)	3.7%	8,072	$64,980
Bojangles’, Inc.(a)	3.5%	3,012	61,746
Buffalo Wild Wings, Inc.(a)	2.3%	264	40,326
Carrols Restaurant Group, Inc.(a)	3.5%	4,284	60,619
Cheesecake Factory, Inc. (The)	2.3%	640	40,550
Chipotle Mexican Grill, Inc. - Class A(a)	4.6%	181	80,639
Chuy’s Holdings, Inc.(a)	2.3%	1,358	40,468
Cracker Barrel Old Country Store, Inc.	2.3%	250	39,813
Darden Restaurants, Inc.	2.4%	510	42,672
Dave & Buster’s Entertainment, Inc.(a)	2.2%	642	39,220
Del Frisco’s Restaurant Group, Inc.(a)	2.3%	2,223	40,125
Del Taco Restaurants, Inc.(a)	3.5%	4,694	62,242
Denny’s Corp.(a)	2.3%	3,225	39,893
Domino’s Pizza, Inc.	3.4%	324	59,713
Dunkin’ Brands Group, Inc.	3.3%	1,060	57,961
El Pollo Loco Holdings, Inc.(a)	3.5%	5,093	60,861
Fiesta Restaurant Group, Inc.(a)	3.6%	2,625	63,525
Jack in the Box, Inc.	3.4%	592	60,218
McDonald’s Corp.	4.3%	580	75,174
Panera Bread Co. - Class A(a)	3.5%	238	62,325
Papa John’s International, Inc.	3.5%	776	62,111
Potbelly Corp.(a)	3.5%	4,411	61,313
Red Robin Gourmet Burgers, Inc.(a)	2.4%	716	41,850
Restaurant Brands International, Inc.	4.4%	1,374	76,587
Ruth’s Hospitality Group, Inc.	2.3%	1,976	39,619
Shake Shack, Inc. - Class A(a)	3.5%	1,835	61,289
Starbucks Corp.	4.4%	1,320	77,075
Texas Roadhouse, Inc. - Class A	2.3%	899	40,033
Wendy’s Co. (The)	3.4%	4,418	60,129
Wingstop, Inc.	3.6%	2,215	62,640
Yum! Brands, Inc.	4.3%	1,179	75,338
			1,751,054

Total Common Stocks (Cost $1,578,266)	99.8%		1,751,054

USCF ETF TRUST

USCF Restaurant Leaders Fund

Schedule of Investments (Unaudited)

At March 31, 2017

	% of Total Net Assets	Face Amount	Market Value
Short-Term Investment	0.2%
Time Deposit	0.2%
Brown Brothers Harriman & Co., 0.41% due 04/03/17	0.2%	$3,783	$3,783
Total Short-Term Investment (Cost $3,783)	0.2%		3,783

Total Investments (Cost $1,582,049)(b)	100.0%		1,754,837
Liabilities, less cash and other assets	0.0%*		(442)
Total Net Assets	100.0%		$1,754,395

(a)	Non income producing security.
(b)	The aggregate cost of investments for tax purposes was $1,582,049. The net unrealized appreciation was $172,788 which consisted of aggregate gross unrealized appreciation of $184,295 and aggregate gross unrealized depreciation of $11,507.

Summary of Investments by Country^
United States	91.7%
Canada	4.4
Uruguay	3.7
Short-Term Investment	0.2
100.0%

Summary of Investments by Sector^
Consumer Discretionary	99.8%
Short-Term Investment	0.2
100.0%

^ As a percentage of total investments. All stocks are listed on U.S. Exchanges.
* Position represents less than 0.05%.

USCF ETF TRUST

Various inputs are used in determining the value of the Stock Split Index Fund and the USCF Restaurant Leaders Fund (each a “Fund” and collectively, the “Funds”) investments. These inputs are summarized in the three broad levels below.

Level 1 -	quoted prices in active markets for identical securities.
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at March 31, 2017 for the Funds, using the fair value hierarchy:

Stock Split Index Fund

At March 31, 2017	Total	Level 1	Level 2	Level 3
Investments, at value
Common Stocks:
Auto Components	$260,888	$260,888	$—	$—
Banks	391,849	391,849	—	—
Building Products	130,560	130,560	—	—
Capital Markets	130,636	130,636	—	—
Chemicals	261,030	261,030	—	—
Diversified Telecommunication Services	131,433	131,433	—	—
Electric Utilities	134,832	134,832	—	—
Electronic Equipment, Instruments & Components	267,457	267,457	—	—
Food Products	389,871	389,871	—	—
Gas Utilities	136,897	136,897	—	—
Health Care Providers & Services	134,364	134,364	—	—
Hotels, Restaurants & Leisure	139,202	139,202	—	—
Household Products	132,205	132,205	—	—
Insurance	280,394	280,394	—	—
Machinery	134,476	134,476	—	—
Media	133,482	133,482	—	—
Pharmaceuticals, Biotechnology & Life Sciences	134,992	134,992	—	—
Professional Services	133,213	133,213	—	—
Road & Rail	134,095	134,095	—	—
Software	132,809	132,809	—	—
Textiles, Apparel & Luxury Goods	262,285	262,285	—	—
Short-Term Investment
Time Deposit	4,642	—	4,642	—
Total Investments, at value	$3,991,612	$3,986,970	$4,642	$—

USCF Restaurant Leaders Fund

At March 31, 2017	Total	Level 1	Level 2	Level 3
Investments, at value
Common Stocks:
Hotels, Restaurants & Leisure	$1,751,054	$1,751,054	$—	$—
Short-Term Investment
Time Deposit	3,783	—	3,783	—
Total Investments, at value	$1,754,837	$1,751,054	$3,783	$—

For the three months ended March 31, 2017, the Funds did not have any transfers between Level 1, Level 2 and Level 3 securities.

Notes to Schedule of Investments – March 31, 2017 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Securities are valued at closing bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Expenses

Expenses of the USCF ETF Trust (the “Trust”), which are directly identifiable to the Trust – the Funds, are applied to each Fund except those expenses paid directly by USCF Advisers LLC (the “Adviser”).

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USCF ETF TRUST

By:	/s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: May 30, 2017

By:	/s/ Stuart P. Crumbaugh

Stuart P. Crumbaugh

Treasurer (Principal Financial Officer)

Date: May 30, 2017